Income Taxes (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carry-forwards	$ 28,484	$ 22,521
Allowance for doubtful accounts and inventory provision	3,443	3,323
Product warranty	2,903	2,762
Impairment of property, plant and equipment	821	673
Deferred income	216	227
Accrued expense	805	736
Others	615	615
Less: valuation allowance	(37,287)	(30,857)
Net deferred tax assets